Trade Receivables and Unbilled Revenue, Net - Summary of Trade Receivables and Unbilled Revenue (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial assets [line items]
Contract assets	$ 64,798	$ 67,242	$ 50,002
Unbilled revenue [member]
Disclosure of financial assets [line items]
Contract assets	$ 82	$ 593